CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net loss	$ (605)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	236
Amortization of deferred loan charges	0
Amortization of unfavorable and favorable contracts	58
Share of results from associated companies	90
Share-based compensation expense	0
Loss on disposals	0
Contingent consideration realized	0
Interest unwind on contingent consideration assets	(1)
Unrealized loss/(gain) related to derivative financial instruments	31
Loss on impairment of long-lived assets	0
Loss on impairment of investments	0
Deferred tax (benefit)/expense	(22)
Unrealized foreign exchange loss/(gain) on long-term debt	0
Amortization of discount on debt	23
Gain on derecognition of investment in associated company	0
Gain on debt extinguishment	0
Unrealized loss on marketable securities	64
Non-cash gain on liabilities subject to compromise	0
Fresh start valuation adjustments	0
Other re-organization items	0
Other	(2)
Distributions received from associated companies	32
Payments for long-term maintenance	(71)
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Trade accounts receivable	64
Trade accounts payable	(31)
Prepaid expenses/accrued revenue	12
Deferred revenue	21
Related party receivables	7
Related party payables	54
Other assets	(20)
Other liabilities	34
Net cash (used in)/provided by operating activities	(26)
Cash Flows from Investing Activities
Additions to newbuildings	0
Additions to drilling units and equipment	(27)
Refund of yard installments	0
Contingent consideration received	65
Settlement of West Mira	0
Sale of rigs and equipment	0
Buyout of guarantee	0
Investment in associated companies	0
Payments received from loans granted to related parties	23
Loans granted to related parties	0
Proceeds from disposal of marketable securities	0
Net cash provided by investing activities	61
Cash Flows from Financing Activities
Proceeds from debt	0		$ 228
Repayments of debt	(83)
Mandatory redemption of New Secured Notes	(121)
Debt fees paid	(4)
Repayments of debt to related party	0
Dividends paid to non-controlling interests	0
Purchase of treasury shares	0
Cash settlement of restricted stock units	0
Proceeds from issuance of shares	0
Net cash (used in)/provided by financing activities	(208)
Effect of exchange rate changes on cash and cash equivalents	(1)
Net (decrease)/increase in cash and cash equivalents, including restricted cash	(174)
Cash and cash equivalents, including restricted cash, at beginning of the year	2,177
Cash and cash equivalents, including restricted cash, at the end of year	2,003	$ 2,177	2,003
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest	(178)
Taxes paid	(16)
Predecessor
Cash Flows from Operating Activities
Net loss		(3,885)		$ (3,102)	$ (155)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation		391		798	810
Amortization of deferred loan charges		0		27	45
Amortization of unfavorable and favorable contracts		(21)		(43)	(65)
Share of results from associated companies		(149)		(174)	(283)
Share-based compensation expense		3		7	8
Loss on disposals		0		245	0
Contingent consideration realized		(7)		(27)	(21)
Interest unwind on contingent consideration assets		0		0	0
Unrealized loss/(gain) related to derivative financial instruments		4		(76)	(67)
Loss on impairment of long-lived assets		414		696	44
Loss on impairment of investments		0		841	895
Deferred tax (benefit)/expense		0		7	73
Unrealized foreign exchange loss/(gain) on long-term debt		0		59	(5)
Amortization of discount on debt		0		0	0
Gain on derecognition of investment in associated company		0		(10)	0
Gain on debt extinguishment		0		(19)	(47)
Unrealized loss on marketable securities		3		0	0
Non-cash gain on liabilities subject to compromise		(2,977)		0	0
Fresh start valuation adjustments		6,142		0	0
Other re-organization items		6		1,274	0
Other		(1)		(2)	(2)
Distributions received from associated companies		17		39	55
Payments for long-term maintenance		(78)		(58)	(95)
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Trade accounts receivable		29		167	256
Trade accounts payable		4		(9)	(55)
Prepaid expenses/accrued revenue		42		(66)	15
Deferred revenue		(23)		(107)	(168)
Related party receivables		(13)		(42)	2
Related party payables		(42)		(44)	(35)
Other assets		(62)		93	55
Other liabilities		(10)		(75)	(76)
Net cash (used in)/provided by operating activities		(213)		399	1,184
Cash Flows from Investing Activities
Additions to newbuildings		(1)		(33)	(52)
Additions to drilling units and equipment		(48)		(59)	(84)
Refund of yard installments		0		25	53
Contingent consideration received		48		95	95
Settlement of West Mira		0		170	0
Sale of rigs and equipment		126		122	0
Buyout of guarantee		0		(28)	0
Investment in associated companies		0		0	(16)
Payments received from loans granted to related parties		24		66	283
Loans granted to related parties		0		0	(120)
Proceeds from disposal of marketable securities		0		0	195
Net cash provided by investing activities		149		358	354
Cash Flows from Financing Activities
Proceeds from debt		875		0	0
Repayments of debt		(153)		(754)	(1,253)
Mandatory redemption of New Secured Notes		0		0	0
Debt fees paid		(35)		(53)	(31)
Repayments of debt to related party		0		(39)	(103)
Dividends paid to non-controlling interests		0		0	(7)
Purchase of treasury shares		0		0	(10)
Cash settlement of restricted stock units		0		0	(1)
Proceeds from issuance of shares		200		0	0
Net cash (used in)/provided by financing activities		887		(846)	(1,405)
Effect of exchange rate changes on cash and cash equivalents		(5)		5	18
Net (decrease)/increase in cash and cash equivalents, including restricted cash		818		(84)	151
Cash and cash equivalents, including restricted cash, at beginning of the year	$ 2,177	1,359	$ 1,359	1,443	1,292
Cash and cash equivalents, including restricted cash, at the end of year		2,177		1,359	1,443
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest		(38)		(264)	(400)
Taxes paid		$ (22)		$ (119)	$ (123)